Exploration and evaluation assets - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	$ 5,316,873
Ending balance	5,015,620	$ 5,316,873
Property, plant and equipment	5,015,620	5,316,873
Exploration and evaluation assets [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	303,295	292,278
Acquisitions		28,572
Additions	36,487	14,372
Changes in asset retirement obligations	36	629
Transfers to capital assets	(27,918)	(29,615)
Depreciation	(18,689)	(5,942)
Foreign exchange	(7,062)	3,001
Ending balance	286,149	303,295
Property, plant and equipment	286,149	303,295
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	371,015
Ending balance	371,632	371,015
Property, plant and equipment	371,632	371,015
Exploration and evaluation assets [member] | Accumulated depletion, depreciation, and impairment [member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning balance	(67,720)
Ending balance	(85,483)	(67,720)
Property, plant and equipment	$ (85,483)	$ (67,720)